Advisors Capital Small/Mid Cap Fund
	Schedule of Investments
	June 30, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products
34,000	Owens Corning	$ 5,404,640	4.13%

Ball & Roller Bearings
12,800	RBC Bearings Incorporated *	8,243,968
39,000	The Timken Company	5,667,480
		13,911,448	10.64%

Glass Containers
138,200	Stevanato Group S.p.A. (Italy)	2,497,274	1.91%

Industrial & Commercial Fans & Blowers & Air Purifying Equipment
30,700	Donaldson Company, Inc.	2,755,939	2.11%

Investment Advice
13,900	Evercore Inc. - Class A	4,746,016
34,504	PJT Partners Inc. - Class A	5,208,034
		9,954,050	7.61%

Laboratory Analytical Instruments
288,800	Avantor, Inc. *	2,859,120	2.19%

Miscellaneous Food Preparations & Kindred Products
183,200	Utz Brands, Inc. - Class A	1,410,640	1.08%

Operative Builders
24,700	Toll Brothers, Inc.	4,069,325	3.11%

Plastic Foam Products
21,200	Advanced Drainage Systems, Inc.	3,327,552	2.54%

Real Estate Agents & Managers (For Others)
24,200	FirstService Corp. (Canada)	3,439,062
18,600	Jones Lang LaSalle Incorporated *	5,765,070
		9,204,132	7.04%

Retail - Auto Dealers & Gasoline Stations
10,600	Casey's General Stores, Inc.	8,424,774	6.44%

Security Brokers, Dealers & Flotation Companies
104,100	Virtu Financial, Inc. - Class A	6,201,237	4.74%

Services - Computer Processing & Data Preparation
187,000	QXO, Inc. *	3,231,360	2.47%

Services - Detective, Guard & Armored Car Services
25,500	Allegion PLC (Ireland)	3,582,495	2.74%

Services - Medical Laboratories
135,000	Castle Biosciences, Inc. *	3,219,750	2.46%

Services - Miscellaneous Amusement & Recreation
8,100	Madison Square Garden Sports Corp. - Class A *	3,254,904	2.49%

Services - Prepackaged Software
14,100	AppFolio, Inc. - Class A *	2,260,935
40,300	Guidewire Software, Inc. *	4,958,915
48,300	nCino, Inc. *	789,705
72,300	Procore Technologies, Inc. *	2,936,826
35,500	ServiceTitan, Inc. - Class A *	2,510,205
		13,456,586	10.29%

State Commercial Banks
79,100	Coastal Financial Corporation *	6,131,041
13,800	Wintrust Financial Corporation	2,217,936
		8,348,977	6.39%

Surgical & Medical Instruments & Apparatus
105,400	AtriCure, Inc. *	2,949,092
34,300	Solventum Corp. *	2,646,245
		5,595,337	4.28%

Television Broadcasting Stations
61,700	Atlanta Braves Holdings, Inc. - Series C *	3,202,230
45,000	Versant Media Group, Inc. - Class A	1,620,450
		4,822,680	3.69%

Title Insurance
33,900	First American Financial Corporation	2,325,201	1.78%

Transportation Services
55,300	GXO Logistics, Inc. *	2,803,710	2.14%

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies
11,200	Watsco, Inc.	4,667,376	3.57%

Wholesale - Miscellaneous Durable Goods
16,900	Pool Corporation	3,631,810	2.78%

Total for Common Stocks (Cost - $103,914,915)		128,960,317	98.62%

MONEY MARKET FUNDS
2,033,293	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.53% **	2,033,293	1.56%
Total For Money Market Funds (Cost - $2,033,293)

	Total Investments	130,993,610	100.18%
	(Cost - $105,948,208)

	Liabilities in Excess of Other Assets	(240,336)	-0.18%

	Net Assets	$130,753,274	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at June 30, 2026.